Business Segments and Related Information - Corporate Divisions - Investment Bank (Detail) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€) employee		Dec. 31, 2024 EUR (€) employee		Dec. 31, 2023 EUR (€) employee
Net revenues
Total net revenues	[1]	€ 31,434		€ 31,504		€ 31,155
Provision for credit losses		1,707		1,830		1,505
Noninterest expenses
Compensation and benefits		11,813		11,731		11,131
General and administrative expenses		8,860		11,243		10,112
Impairment of goodwill and other intangible assets		0		0		233
Restructuring activities		(15)		(3)		220
Total noninterest expenses		20,658		22,971		21,695
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		9,069		6,703		7,955
Assets		€ 1,440,000		€ 1,391,000		€ 1,317,000
Employees (full-time equivalent) | employee		89,879		89,753		90,130
of which: operational risk RWA		€ 63,000	[2]	€ 58,000	[3]	€ 57,000	[4]
Deposits		695,000		668,000		625,000
Loans (gross of allowance for loan losses)		€ 484,000		€ 490,000		€ 485,000
Cost/income ratio		65.70%	[5]	72.90%	[6]	69.60%	[7]
Investment Bank
Net revenues
Fixed Income & Currencies (FIC)		€ 9,610		€ 8,518		€ 7,897
Fixed Income & Currencies: Financing		3,561		3,183		2,909
Fixed Income & Currencies: Markets	[8]	6,050		5,335		4,989
Investment Banking & Capital Markets	[9]	1,861		1,990		1,238
Debt Origination		1,100		1,274		837
Equity Origination		225		186		102
Advisory		536		531		299
Research and Other	[10]	70		49		24
Total net revenues	[11]	11,541		10,557		9,160
Provision for credit losses		827		549		431
Noninterest expenses
Compensation and benefits		2,894		2,690		2,534
General and administrative expenses		3,782		3,970		4,082
Impairment of goodwill and other intangible assets		0		0		233
Restructuring activities		0		0		(3)
Total noninterest expenses		6,675		6,660		6,846
Noncontrolling interests		16		5		3
Profit (loss) before income taxes		4,022		3,344		1,880
Assets	[12],[13]	€ 736,000		€ 756,000		€ 658,000
Employees (front office full time equivalent) | employee	[13]	5,037		4,888		4,856
Employees (business aligned operations full time equivalent) | employee	[13]	3,151		3,168		3,146
Employees (allocated central infrastructure, full-time equivalent) | employee	[13]	12,404		12,009		11,898
Employees (full-time equivalent) | employee	[13]	20,592		20,065		19,899
Risk-weighted assets	[13]	€ 136,000		€ 130,000		€ 140,000
of which: operational risk RWA	[13],[14]	18,000	[2]	15,000	[3]	22,000	[4]
Leverage exposure	[13]	602,000		593,000		546,000
Deposits	[13]	28,000		22,000		18,000
Loans (gross of allowance for loan losses)	[13]	€ 115,000		€ 110,000		€ 101,000
Cost/income ratio	[15]	57.80%	[5]	63.10%	[6]	74.70%	[7]
Post-tax return on average shareholders equity	[16],[17]	10.80%		9.10%		4.90%
Post-tax return on average tangible shareholders' equity	[16],[17]	11.20%		9.40%		5.10%

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations

[2]	[4] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[5]	[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]	[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]	[1]Starting from the fourth quarter of 2025, the additional sub-category “Fixed Income & Currencies: Ex Financing“ within Fixed Income & Currencies (FIC) was renamed to
“Fixed Income & Currencies: Markets“

[9]	[2] Starting from the fourth quarter of 2025, Deutsche Bank renamed “Origination & Advisory” within the Investment Bank to “Investment Banking & Capital Markets”
[10]	[3]Historically, certain bank funding charges that were allocated to the Investment Bank but not directly attributable to specific balance sheet positions were reported within “Research and Other”. Beginning the third quarter of 2025 these charges have been allocated to underlying businesses based on an agreed allocation key in order to support ongoing refinement of business level reporting. Prior year’s comparatives are aligned to presentation in the current year

[11]	[4]Starting from the first quarter of 2025, the representation of revenue sharing between Corporate Bank and Investment Bank has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[12]	[6]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[13]	5As of year-end
[14]	[7] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[15]	[8]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[16]	[10]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

[17]	[9] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report